N-2	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key	0001746967
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	RiverNorth Opportunistic Municipal Income Fund, Inc.